Subsequent Events (Q2)	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 17. SUBSEQUENT EVENTS

The Company entered into a definitive Agreement and Plan of Merger with Sunworks, Inc. on August 10, 2020. The transaction is subject to customary regulatory approvals and approval by both company’s shareholders. Management expects the transaction to be closed in the fourth quarter of 2020.